Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (7)	$ (4,042)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	0	2,959
Amortization of deferred financing costs and fair value adjustments	0	(18)
Stock option expense	0	58
Changes in operating assets and liabilities:
Increase in funds due from third party managers	0	(2,708)
Increase in other assets	0	(91)
Increase in accounts payable and accrued expenses	5	1,141
Net cash used in operating activities	(2)	(2,701)
Cash flows used in investing activities:
Cash paid for the acquisition of hotel properties	0	(285,004)
Deposits and other disbursements for potential acquisitions	0	(2,312)
Capital improvements	0	(95)
Increase in capital improvement reserves	0	(12)
Net cash used in investing activities	0	(287,423)
Cash flows from financing activities:
Net proceeds related to issuance of Units	(279)	384,067
Distributions paid to common shareholders	0	(15,204)
Payments on notes payable	0	(90)
Deferred financing costs	0	(498)
Proceeds from (payments on) line of credit	400	(400)
Net cash provided by financing activities	121	367,875
Increase in cash and cash equivalents	119	77,751
Cash and cash equivalents, beginning of period	48	124
Cash and cash equivalents, end of period	167	77,875
Non-cash transactions:
Notes payable assumed in acquisitions	$ 0	$ 39,729